Scheduleof Indefinite-lived Intangible Assets (Details)	6 Months Ended
Jun. 30, 2021
Web Domain [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impaired Intangible Asset	Indefinite life
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impaired Intangible Asset	Indefinite life
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization method	13 years 4 months 24 days